LONG TERM INVESTMENT, NET (Tables)	6 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG TERM INVESTMENT, NET

Equity investment using the measurement alternative
Balance as of June 30, 2024	$1,513,600
Additions	19,000,000
Foreign currency translation adjustments	143,152
Balance as of Jun 30, 2025	20,656,752
Impairment	(1,123,200)
Foreign currency translation adjustments	482,301
Balance as of December 31, 2025	$20,015,853